Private Placement		5 Months Ended
	Feb. 04, 2021	Jun. 30, 2021
Private Placement Disclosure [Abstract]
Private Placement

Note 4 — Private Placement

The Sponsor and our independent director nominees have severally agreed to purchase an aggregate of 7,733,333 warrants (or 8,693,333 warrants if the underwriters’ over-allotment option is exercised in full) at a price of $1.50 per warrant, for an aggregate purchase price of $11,600,000, or $13,040,000 if the underwriters’ over-allotment option is exercised in full. The Sponsor has committed to purchase 7,150,001 Private Placement Warrants (or 8,110,001 warrants if the underwriters’ over-allotment option is exercised in full), each of Mr. Henry, Mr. Robins and Dr. Robins (and/or one or more entities controlled by them) has committed to purchase 166,666 Private Placement Warrants and Mr. Owusu-Kesse (and/or one or more entities controlled by him) has committed to purchase 83,334 Private Placement Warrants. The Private Placement Warrants will be identical to the warrants sold in the Proposed Public Offering except that the Private Placement Warrants, so long as they are held by the Sponsor or its permitted transferees, (i) will not be redeemable by the Company (except as described herein), (ii) may not (including the Class A common stock issuable upon exercise of these warrants), subject to certain limited exceptions, be transferred, assigned or sold by the holders until 30 days after the completion of the Company’s initial Business Combination, (iii) may be exercised by the holders on a cashless basis and (iv) will be entitled to certain registration rights.

If the Private Placement Warrants are held by holders other than the sponsor or its permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by the holders on the same basis as the warrants included in the units being sold in the Proposed Public Offering.

Note 4 — Private Placement

Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 8,693,333 Private Placement Warrants, at a price of $1.50 per Private Placement Warrant, to the Sponsor and certain of the Company’s directors (and/or entities controlled by them), generating proceeds of approximately $13.0 million. Of these, the Sponsor purchased 8,110,001 Private Placement Warrants, and each of Mr. Henry, Mr. Robins and Dr. Robins (and/or one or more entities controlled by them) purchased 166,666 Private Placement Warrants and Mr. Owusu-Kesse (and/or one or more entities controlled by him) purchased 83,334 Private Placement Warrants.

The Private Placement Warrants were identical to the warrants sold in the Initial Public Offering, except that the Private Placement Warrants, so long as they are held by the Sponsor or its permitted transferees, (i) will not be redeemable by the Company (except as described herein), (ii) may not (including the Class A common stock issuable upon exercise of these warrants), subject to certain limited exceptions, be transferred, assigned or sold by the holders until 30 days after the completion of the Company’s initial Business Combination, (iii) may be exercised by the holders on a cashless basis and (iv) will be entitled to certain registration rights.

If the Private Placement Warrants are held by holders other than the Sponsor or its permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by the holders on the same basis as the warrants included in the Units sold in the Initial Public Offering.